Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	F-3
Amendment Flag	false
Document Period End Date	Dec. 21, 2012
Entity Registrant Name	BLUEPHOENIX SOLUTIONS LTD
Entity Central Index Key	0001029581
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012